SHARE CAPITAL	12 Months Ended
Mar. 31, 2023
SHARE CAPITAL
SHARE CAPITAL

13.SHARE CAPITAL

Share Capital Reserved for Issuance and outstanding on a fully-diluted basis:

	As of	As of
	March 31,	March 31,
Class of Securities	2023	2022
Common Shares	11,717,616	58,150,789
Common Share Stock Options	1,551,017	6,056,540
Warrants	—	2,071,090
FTP Compensation Warrants	—	174,384
Compensation Warrants	—	1,034,868
Jamaica Facility Shares (Note 15)	—	337,500

Share Capital Authorized

The authorized share capital of the Company consists of an unlimited number of common shares (“Common Shares”), and an unlimited number of preferred shares (“Preferred Shares”).

Common Shares

Holders of Common Shares are entitled to receive notice of, and to attend and vote at, all meetings of the shareholders of Reunion. Each Common Share confers the right to one vote at all meetings of the shareholders, except meetings at which only holders of a specified class of shares are entitled to vote. Subject to the prior rights and privileges attached to any other class of shares of Reunion, the holders of the Common Shares are entitled to receive any dividend declared by Reunion. In the event of the liquidation, dissolution or winding-up of Reunion, whether voluntary or involuntary, subject to the prior rights and privileges attached to any other class of shares of Reunion, the holders of the Common Shares are entitled to receive the remaining property and assets of Reunion.

The Common Shares carry no pre-emptive rights, conversion or exchange rights, or redemption, retraction, repurchase, sinking fund or purchase fund provisions. There are no provisions requiring a holder of Shares to contribute additional capital, and no restrictions on the issuance of additional securities by Reunion. There are no restrictions on the repurchase or redemption of Common Shares by Reunion except to the extent that any such repurchase or redemption would render Reunion insolvent.

Preferred shares

The Preferred Shares may be issued at any time or from time to time in one or more series. Subject to the provisions of the Canada Business Corporations Act, the Board may by resolution alter the articles of Reunion to create any series of Preferred Shares and to fix before issuance, the designation, rights, privileges, restrictions and conditions to attach to the Preferred Shares of each series. The Preferred Shares may be made convertible into Common Shares at such rate and upon such basis as the board of directors of Reunion, in its discretion, may determine. There are currently no Preferred Shares outstanding (March 31, 2022 – nil).

Share Capital Issued and Fully Paid Up as of March 31, 2023

	Number of	Amount
Class of Shares	Shares Issued	$
Common Shares	11,717,616	107,273,342

(i)	As part of the Arrangement, the Company created a new class of common shares known as the Reunion Shares. Each Field Trip Health Ltd. Class A Share was exchanged for one (1) Reunion Share and 0.85983356 of a Field Trip H&W Share held by Field Trip Health Ltd., and the Field Trip Health Ltd. Class A Shares were cancelled. Immediately upon closing of the Arrangement, the Company consolidated its Reunion Shares on a 5:1 basis.
(ii)	Reunion’s share capital immediately prior to the Arrangement was split based on the fair value of Field Trip H&W being 50,055,011 common shares at $0.50 per share. As a result of the Arrangement, on August 11, 2022, 58,214,768 Class A shares, with a share capital of $132,187,016 were cancelled and 11,642,953 Reunion Shares, with a share capital of $107,159,510 were issued. On December 13, 2022, 30 shares were cancelled representing excess fractional shares resulting from the Arrangement.
(iii)	During the year ended March 31, 2023, 28,708 options were exercised for gross proceeds of $17,830.
(iv)	During the month of March 2023, 72,464 common shares were issued to a consultant for services provided. The fair value of the common shares was measured at the fair value of the services, which was $67,665.

Share Capital Issued and Fully paid up as of March 31, 2022

	Number of	Amount
Class of Shares	Shares Issued	$
Class A Common Shares	58,150,789	132,111,283

(v)	During the fiscal year ended March 31, 2022, 262,500 shares related to Darwin Inc. were issued for $404,375. As of March 31, 2022 Reunion had 337,500 Jamaica Facility shares still outstanding to be issued.
(vi)	During the fiscal year ended March 31, 2022, 168,885 FTP Compensation Warrants were exercised at a price of $2.00 for gross proceeds of $337,771.
(vii)	During the fiscal year ended March 31, 2022, 422,166 options were exercised for gross proceeds of $294,263.